AMERITAS VARIABLE LIFE INSURANCE COMPANY
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

            Supplement to Protector hVUL Prospectus Dated May 1, 2005
                          Supplement Dated May 1, 2005

The Protector hVUL prospectus Policy Charges chart is amended by deleting the ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN FACE AMOUNT line of the chart at the top of page 5 and replacing it with the following:

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies (4)           Varies (4)
                                                                            Minimum     $0.60    Minimum     $0.60
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN        Monthly, for the     Maximum    $12.      Maximum    $12.
FACE AMOUNT (Rate is an amount per $1,000 of            first 20 Policy     Example (7) $0.84    Example (7) $0.84
increase in Face Amount of insurance coverage)        Years following the   Fee remains level    Fee remains level
                                                          increase.          for 15 years and     for 20 Policy
                                                                            grades to $0 in the  Years after the
                                                                            20th Policy Year     increase
                                                                            after the increase
---------------------------------------------------------------------------------------------------------------------

        (4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
        (7) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.


       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.